Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	32
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$61,896,112.90	0.1436105	$42,312,203.74	0.0981722	$19,583,909.16
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$331,056,112.90	0.2202401	$311,472,203.74	0.2072116	$19,583,909.16

Weighted Avg. Coupon (WAC)	3.56%		3.56%
Weighted Avg. Remaining Maturity (WARM)	28.28		27.40
Pool Receivables Balance	$359,594,329.51		$339,583,982.21
Remaining Number of Receivables	38,918		37,571

Adjusted Pool Balance	$353,774,088.89		$334,190,179.73

III. COLLECTIONS

Principal:
Principal Collections	$19,564,989.41
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$443,465.43
Total Principal Collections	$20,008,454.84

Interest:
Interest Collections	$1,040,666.95
Late Fees & Other Charges	$62,045.00
Interest on Repurchase Principal	$-
Total Interest Collections	$1,102,711.95

Collection Account Interest	$5,518.38
Reserve Account Interest	$1,018.74
Servicer Advances	$-

Total Collections	$21,117,703.91

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	32
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$21,117,703.91
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,117,703.91

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$299,661.94	$-	$299,661.94	$299,661.94
Collection Account Interest					$5,518.38
Late Fees & Other Charges					$62,045.00
Total due to Servicer					$367,225.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$36,621.87		$36,621.87
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$177,760.95		$177,760.95	$177,760.95

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$20,412,657.47

9. Regular Principal Distribution Amount:					$19,583,909.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,583,909.16
Class A-4 Notes				$-
Class A Notes Total:		$19,583,909.16		$19,583,909.16
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$19,583,909.16		$19,583,909.16

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					828,748.31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,820,240.62
Beginning Period Amount	$5,820,240.62
Current Period Amortization	$426,438.14
Ending Period Required Amount	$5,393,802.48
Ending Period Amount	$5,393,802.48
Next Distribution Date Required Amount	$4,985,553.07

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	32
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.42%	6.80%	6.80%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.28%	36,926	97.72%	$331,827,059.13
30 - 60 Days	1.41%	529	1.85%	$6,272,476.30
61 - 90 Days	0.25%	95	0.36%	$1,220,352.64
91-120 Days	0.06%	21	0.08%	$264,094.14
121 + Days	0.00%	0	0.00%	$-
Total		37,571		$339,583,982.21

Delinquent Receivables 30+ Days Past Due
Current Period	1.72%	645	2.28%	$7,756,923.08
1st Preceding Collection Period	2.11%	822	2.80%	$10,053,443.20
2nd Preceding Collection Period	2.08%	850	2.81%	$10,729,752.59
3rd Preceding Collection Period	1.86%	808	2.58%	$10,475,948.54
Four-Month Average	1.94%		2.62%

Repossession in Current Period		39		$472,540.18
Repossession Inventory		79		$288,287.74

Current Charge-Offs
Gross Principal of Charge-Offs				$445,357.89
Recoveries				$(443,465.43)
Net Loss				$1,892.46

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.01%

Average Pool Balance for Current Period				$349,589,155.86

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.01%
1st Preceding Collection Period				0.79%
2nd Preceding Collection Period				0.30%
3rd Preceding Collection Period				0.33%
Four-Month Average				0.36%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		42	2,104	$33,170,378.87
Recoveries		56	1,894	$(19,328,789.75)
Net Loss				$13,841,589.12
Cumulative Net Loss as a % of Initial Pool Balance				0.89%

Net Loss for Receivables that have experienced a Net Loss *		35	1,821	$13,916,702.31
Average Net Loss for Receivables that have experienced a Net Loss				$7,642.34

Principal Balance of Extensions				$1,464,483.76
Number of Extensions				116

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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